Inventory	3 Months Ended
Mar. 31, 2019
Inventory Disclosure [Abstract]
INVENTORY

5. INVENTORY

Inventory consists of the following:

	Mar 31, 2019	December 31, 2018
	(Unaudited)
Merchandise	$521	$1,318
Finished goods	91,891	100,736
Work-in-process	20,057	20,243
Raw materials	56,171	56,691
Allowance for inventory valuation and obsolescence loss	(168,119)	(177,670)
Inventory, net	$521	$1,318